Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES:
Selling, general, and administrative expenses	160,351	87,771	382,482	627,558	1,008,755	4,014,859
Inventory impairment					958,575
Research and development	106,491	54,078	172,678	339,224	491,829	1,160,771
Depreciation and amortization	7,688	4,376	15,436	15,000	23,758	38,972
Stock based compensation		485,842	381,729	861,868	1,918,183	11,667,361
Total operating expenses	274,530	632,067	952,325	1,843,650	4,401,100	16,881,963
Loss from operations	(274,530)	(632,067)	(952,325)	(1,843,650)	(4,401,100)	(16,881,963)
OTHER INCOME (EXPENSES):
Interest expense	(881)	(989)	(1,419)	(1,142)	(2,334)	(118,780)
Interest income	587	587	1,174	1,168	2,355	3,692
Other income		48,204		48,204	48,204
Gain on sale of assets				95,000	95,000	2,426
Total other income (expenses)	(294)	47,802	(245)	143,230	143,225	(112,662)
Loss before the provision for income taxes	(274,824)	(584,265)	(952,570)	(1,700,420)	(4,257,875)	(16,994,625)
PROVISION FOR INCOME TAXES	47,082		47,082
NET LOSS	$ (227,742)	$ (584,265)	$ (905,488)	$ (1,700,420)	$ (4,257,875)	$ (16,994,625)
NET LOSS PER SHARE
Basic	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.06)	$ (0.28)
Diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.06)	$ (0.28)
SHARES USED IN CALCULATION OF NET INCOME PER SHARE
Basic	73,116,801	65,734,606	71,102,378	65,006,258	66,873,761	60,225,524
Diluted	73,116,801	65,734,606	71,102,378	65,006,258	66,873,761	60,225,524